Net interest income (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net interest income
Costs to originate credit card balances	£ 596	£ 497	£ 480
Interest income on impaired financial assets accrued	53	48	75
Gain (loss) on hedge ineffectiveness recognised in net interest income	£ (5)	£ (43)	£ 71